Investment in Parent Company (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Investment in Parent Company (Textual)
Investment in Parent Company	$ 383		$ 383		$ 530	$ 658
Unrealized gain from investment in Parent company				$ 62	(34)	136
Impairment loss of investment in Parent Company	$ 10		$ 147		$ 162
Can-Fite [Member]
Investment in Parent Company (Textual)
Outstanding ordinary shares			446,827		446,827
Percentage of issued and outstanding share capital			1.35%		1.60%